Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 661,017,064.97
Previously Paid Amount	0.00
Total Fee Amount	57,508.48
Total Offset Amount	0.00
Net Fee	$ 57,508.48
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A